Principal Accounting Policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) arrangement	Dec. 31, 2013 CNY arrangement	Dec. 31, 2012 CNY arrangement	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2013 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2012 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2013 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2012 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2013 Customer deposit Wangyibao CNY	Dec. 31, 2012 Customer deposit Wangyibao CNY	Dec. 31, 2013 Pledge deposit for short-term bank borrowing CNY	Dec. 31, 2013 Others CNY
Restricted cash
Period set aside for restricted cash				12 months	12 months
Restricted cash	$ 352,966	2,136,749	570,506			70,000	85,000	212,400	209,200	389,300	276,300	1,459,000	6,000
Number of other lien arrangements	0	0	0